Property Plant and Equipment, Net - Summary Of Outstanding Commitments For Non-Cancelable Operating Leases (Detail) S/ in Thousands	Dec. 31, 2017 PEN (S/)
Disclosure of finance lease and operating lease by lessee [line items]
Outstanding commitments for non-cancelable operating leases	S/ 90,138
Less than1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Outstanding commitments for non-cancelable operating leases	8,526
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Outstanding commitments for non-cancelable operating leases	35,161
Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Outstanding commitments for non-cancelable operating leases	S/ 46,451